Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2010
Goodwill and Other Intangible Assets [Abstract]
Goodwill and Other Intangible Assets

14.	Goodwill and Other Intangible Assets

Goodwill and other intangible assets as of December 31, 2009 and 2010 consisted of the following:

	Korean Won (in millions)
	2009	2010

Goodwill	113,530	88,410
Exclusive contractual right, net of accumulated amortization of 125,268 million Won in 2009 and 152,830 million Won in 2010	33,141	7,700
Capitalized software costs, net of accumulated amortization of 262,709 million Won in 2009 and 289,918 million Won in 2010	79,363	80,311
Core deposit intangible assets, net of accumulated amortization of 2,106 million Won in 2009 and 2,446 million Won in 2010	1,289	922
Other, net of accumulated amortization of 11,405 million Won in 2009 and 19,831 million Won in 2010	9,498	9,219

Total	236,821	186,562

The goodwill balances were related to the Woori Bank segment resulting from the acquisition of Panasia Bank N.A. on September 11, 2003 and the acquisition of South Coast on December 5, 2005, and related to the Other segment resulting from the acquisition of LG Investment Trust Management Co., Ltd., which was subsequently merged to Woori Investment Trust Management Co., Ltd. (renamed to Woori Asset Management), on May 6, 2005, the acquisition of Kumho Investment Bank on June 26, 2007 and Woori Financial on September 14, 2007.

Changes in the goodwill balance during the years ended December 31, 2008, 2009 and 2010 were as follows:

	Korean Won (in millions)
	Woori Bank
	segment	Other segments	Total

Balance as of December 31, 2007	20,184	212,156	232,340

Goodwill impaired
Kumho Investment Bank	—	(6,846)	(6,846)
Woori Financial	—	(96,280)	(96,280)
Foreign exchange translation adjustment	6,870	—	6,870

Balance as of December 31, 2008	27,054	109,030	136,084

Goodwill impaired
Woori Financial	—	(20,620)	(20,620)
Foreign exchange translation adjustment	(1,934)	—	(1,934)

Balance as of December 31, 2009	25,120	88,410	113,530

Goodwill impaired
Woori America Bank	(25,120)	—	(25,120)

Balance as of December 31, 2010	—	88,410	88,410

Based on the goodwill impairment analysis, the Company recorded 103,126 million Won, 20,620 million Won and 25,120 million Won goodwill impairment charges in 2008, 2009 and 2010, respectively, related to its Woori Financial and Kumho Investment Bank reporting units in other segments and Woori America Bank reporting units in Woori Bank segment, respectively. The primary cause for the goodwill impairment was the deterioration in the financial markets, as well as in the global economic outlook. The goodwill impairment charges were included in “Other non-interest expenses.”

Goodwill is allocated to reporting units and tested for impairment. The Company determined its reporting units to be the same level or one level below the six reportable segments identified in Note 38 “Segment Reporting.” This determination was based on how the Company’s operating segments are managed and how they reflect the manner in which the Company’s chief operating decision maker assesses the Company’s performance and allocate resources.

For the impairment tests, the fair value of reporting units was calculated using a discounted cash flow analysis, a form of the income approach, using each reporting unit’s internal five year forecast and a terminal value calculated using a growth rate reflecting the nominal growth rate of the economy as a whole and appropriate discount rates for the respective reporting units. The Company’s discounted cash flow analysis required management to make judgments regarding future revenue growth, credit losses and funding rates. In addition, the Company used the discount rates that it believes reflect the risk and uncertainty related to the current business environment.

To assess the reasonableness of the valuations derived from the discounted cash flow models, the Company also analyzed market-based trading and transaction multiples, where available. These trading and transaction comparables are used to assess the reasonableness of the estimated fair values, as observable market information is generally not available.

There were no indefinite-lived other intangible assets for any of the periods presented. Amortization expense is included in “Depreciation and amortization expense.” Amortization of other intangible assets for the years ended December 31, 2008, 2009 and 2010 was as follows:

	Korean Won (in millions)
	2008	2009	2010

Exclusive contractual right	32,690	27,143	27,562
Capitalized software costs	55,819	40,762	27,209
Core deposit intangible assets	370	376	340
Other	1,509	6,835	8,426

Total	90,388	75,116	63,537

The amortization schedule of other intangible assets for the remaining periods is as follows:

	Korean Won (in millions)
	2011	2012	2013	2014	After 2015	Total

Exclusive contractual right	1,500	1,439	1,161	1,133	2,467	7,700
Capitalized software costs	26,424	24,888	10,260	7,381	11,358	80,311
Core deposit intangible assets	335	335	252	—	—	922
Other	3,313	1,464	1,195	1,180	2,067	9,219

Total	31,572	28,126	12,868	9,694	15,892	98,152